Lease liability (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 439,709	$ 283,976
Non-current lease liabilities	1,978,997	2,598,176
Total lease liability	$ 2,418,706	$ 2,882,152
Incremental borrowing rate	10.25%
Undiscounted minimum lease payments	$ 4,345,129
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum lease payments	108,628
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum lease payments	260,708
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum lease payments	260,708
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum lease payments	260,708
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum lease payments	260,708
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum lease payments	$ 3,193,669